State Street Consumer Discretionary Select Sector SPDR Premium Income ETF Investment Objectives and Goals - State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Consumer Discretionary Select Sector SPDR Premium Income ETF (the “Fund”) seeks to provide current income while maintaining prospects for long term growth of capital.